Summary of Nonvested Restricted Stock Unit Activity (Detail) (Nonvested Restricted Stock Units, USD $)	12 Months Ended
Dec. 31, 2012
Nonvested Restricted Stock Units
Number of Nonvested Restricted Stock Units
Nonvested restricted stock units at January 1, 2012	16,864,616
Granted	9,501,144
Forfeited	(901,864)
Vested	(5,991,456)
Nonvested restricted stock units at December 31, 2012	19,472,440
Weighted average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2012	$ 1.58
Granted	$ 1.69
Forfeited	$ 1.72
Vested	$ 1.51
Nonvested restricted stock units at December 31, 2012	$ 1.66